Significant Accounting Policies (Details) - Schedule of accounts receivable from customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable from customers [Abstract]
Percentage of accounts receivable from Customer C	18.00%	10.00%